BlackRock Summit Cash Reserves Fund
Fund Overview Key Facts About BlackRock Summit Cash Reserves Fund
Investment Objective
The investment objective of BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock Financial Institutions Series Trust (the “Trust”) is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock Summit Cash Reserves Fund	Investor A Shares	Investor B Shares
Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	none	0.75%
Other Expenses	0.39%	0.42%
Total Annual Fund Operating Expenses	0.89%	1.67%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BlackRock Summit Cash Reserves Fund - USD ($)		1 Year	3 Years	5 Years	10 Years	10 Years	[2]	10 Years	[3]
Investor A Shares		91	284	493	1,096
Investor B Shares	[1]	170	526	907		1,768		1,976
[1]	These expenses do not reflect the imposition of the deferred sales charge, which may be deducted upon the redemption of Investor B Shares of the Fund received in an exchange transaction for Investor B Shares of a non-money market fund advised by BlackRock Advisors, LLC or its affiliates (each a "Non-Money Market BlackRock Fund") as described in the applicable prospectuses. Please see "How to Buy, Sell and Exchange Shares" for more information about the imposition of the deferred sales charge upon redemption.
[2]	Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of certain equity Non-Money Market BlackRock Funds).
[3]	Based on the conversion of Investor B Shares to Investor A Shares after ten years (applies to shares received in an exchange transaction for Investor B Shares of certain fixed-income Non-Money Market BlackRock Funds).

Principal Investment Strategies of the Fund
The Fund seeks to achieve its objective by investing in a diversified portfolio of U.S. dollar-denominated money market securities. These securities consist primarily of short-term securities, including U.S. Treasury securities, U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper and repurchase agreements. The Fund may also invest in obligations of domestic and foreign banks, other short-term debt securities issued by U.S. and foreign entities, variable rate demand notes and various other short-term money market investments. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. The Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Asset-Backed Securities Risk — Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Municipal Obligations Risk — In making investments, the Fund and Fund management will rely on the opinion of issuers' bond counsel. Neither the Fund nor Fund management will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission ("SEC") adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund has announced changes to its strategy to implement the new regulations.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.

  Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information
The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information about the Fund’s performance can be obtained by phone at (800) 441-7762.
BlackRock Summit Cash Reserves Fund Investor A Shares ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.13% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013). The year-to-date return as of June 30, 2015 was 0.00%.
As of 12/31/14 Average Annual Total Returns
Average Annual Total Returns - BlackRock Summit Cash Reserves Fund	1 Year	5 Years	10 Years
Investor A Shares	none	none	1.36%
Investor B Shares	none	none	1.03%

To obtain the Fund’s current 7-day yield, call (800) 441-7762.